Statement of Changes in Net Assets Available for Benefits - EBP INVSAL $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Plan’s interest in the Corning Incorporated Master Investment Trust investment income	$ 819,030
Interest income from notes receivable from participants	1,983
Total Investment income	821,013
Contributions
Employer, net of forfeitures applied	56,241
Participant	176,897
Total Contributions	233,138
Total additions	1,054,151
Deductions from net assets attributed to
Benefits paid directly to participants	380,391
Administrative expenses	1,121
Total deductions	381,512
Net increase	672,639
Transfers from Corning Incorporated Investment Plan for Unionized Employees	1,180
Transfers of assets	367,973
Net assets available for benefits
Beginning of year	4,063,234
End of year	$ 5,105,026